Income Tax Expense - Deferred Taxes Directly Charged to (Credited from) Equity (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred taxes directly charged to (credited from) equity	₩ 43,359	₩ (57,544)	₩ 90,623
Valuation gain (loss) on financial assets at FVOCI [member]
Deferred taxes directly charged to (credited from) equity	41,461
Valuation gain (loss) on available-for-sale financial assets [Member]
Deferred taxes directly charged to (credited from) equity		(55,883)	82,993
Share of other comprehensive income (loss) of associates [Member]
Deferred taxes directly charged to (credited from) equity	278	(260)	2
Valuation gain (loss) on derivatives [Member]
Deferred taxes directly charged to (credited from) equity	(9,223)	(3,019)	4,454
Reserve of remeasurements of defined benefit plans [Member]
Deferred taxes directly charged to (credited from) equity	₩ 10,843	₩ 1,618	₩ 3,174